DEBT (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of convertible notes

	2025	2024
Principal Outstanding	$208,150	$166,650
Less: unamortized debt discount	(27,150)	(45,725)
Promissory notes, net	$181,000	$120,925

Schedule of Servicing Liabilities at Fair Value [Table Text Block]

Derivative Liability
Balances at December 31, 2024	$(57,235)
Loss on issuance of debt	–
Issuance of convertible note - 1800 Diagonal Lending	–
Change in fair value	(258,864)
EMA settlement	–
Balances at December 31, 2025	$(316,099)

Schedule of loans payable

	December 31,
	2025	2024
RI - line of credit	$71,285	$153,358
RI - Short-term loans	32,402	46,544
WS - line of credit	163,661	218,616
WS - Short-term loans	91,600	151,970
OPT – Optilan Communications & Security Ltd	857	1,042
Optlian India – Director loans	3,875	–
Loans payable, current	$359,805	$571,530

RI - SBA EIDL	$102,597	$102,597
RI - long-term loans	55,506	63,532
WS - SBA EIDL	26,307	26,307
WS - long-term loans	97,006	97,532
Loans payable, non-current	$281,416	$291,967